Commitments and Contingencies - Summary of Contingent Consideration Charges Recorded to Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Sentinelle Medical Inc. [Member]	Sep. 24, 2011 Sentinelle Medical Inc. [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Sep. 29, 2012 Interlace Medical, Inc [Member]	Sep. 24, 2011 Interlace Medical, Inc [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member]	Sep. 24, 2011 TCT International Co., Ltd. [Member]	Sep. 29, 2012 Healthcome [Member]	Sep. 24, 2011 Healthcome [Member]
Other Contingencies And Commitments [Line Items]
Contingent consideration-compensation expense	$ 81,031	$ 20,002	$ 0			$ 2,100		$ 2,102	$ 75,459	$ 17,581	$ 5,572	$ 319
Contingent consideration-fair value adjustments	38,466	(8,016)	0	(3,364)	(14,328)		41,830	6,312
Contingent consideration total	$ 119,497	$ 11,986		$ (3,364)	$ (14,328)		$ 41,830	$ 8,414	$ 75,459	$ 17,581	$ 5,572	$ 319